UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND

January 31, 2006                                                                                 (Unaudited)


                                                                                                       Value
                                                                                      Shares           (000)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (81.0%)

BANKS (6.4%)
   First Horizon National.....................................................       156,400         $ 5,923
   North Fork Bancorporation..................................................       212,550           5,467
   TF Financial...............................................................        32,000             907
   US Bancorp.................................................................        65,000           1,944
   Washington Mutual..........................................................       110,396           4,672
                                                                                                ------------
                                                                                                      18,913
                                                                                                ------------
ENERGY (4.0%)
   Nabors Industries Ltd.*....................................................       114,400           9,295
   PetroChina Ltd.#...........................................................     2,522,000           2,455
                                                                                                ------------
                                                                                                      11,750
                                                                                                ------------
FINANCIAL SERVICES (6.5%)
   Bay View Capital...........................................................        94,900           1,670
   Leucadia National..........................................................       131,205           6,884
   Marsh & McLennan...........................................................       125,100           3,802
   Phoenix....................................................................       260,000           3,924
   UnumProvident..............................................................       138,700           2,820
                                                                                                ------------
                                                                                                      19,100
                                                                                                ------------
FOOD (2.1%)
   McCormick..................................................................        54,900           1,658
   Nestle ADR.................................................................        60,000           4,391
                                                                                                ------------
                                                                                                       6,049
                                                                                                ------------
HEALTH CARE (9.3%)
   Abbott Laboratories........................................................       104,100           4,492
   Baxter International.......................................................       180,400           6,648
   Boston Scientific*.........................................................       237,400           5,192
   Community Health Systems*..................................................        85,000           3,093
   Pfizer.....................................................................       314,740           8,082
                                                                                                ------------
                                                                                                      27,507
                                                                                                ------------
HEALTH CARE SERVICES (2.9%)
   IMS Health.................................................................        39,426             970
   UnitedHealth Group.........................................................       126,004           7,487
                                                                                                ------------
                                                                                                       8,457
                                                                                                ------------


SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND

January 31, 2006                                                                                 (Unaudited)


                                                                                                       Value
                                                                                      Shares           (000)
------------------------------------------------------------------------------------------------------------
MEDIA (11.1%)
   Discovery Holding, Cl A*...................................................       582,367         $ 8,829
   Gannett....................................................................        90,500           5,593
   Harte-Hanks................................................................       286,450           8,130
   Liberty Global, Cl A*......................................................       188,731           4,039
   Liberty Global, Ser C*.....................................................       188,731           3,816
   Liberty Media, Cl A*.......................................................       291,672           2,438
                                                                                                ------------
                                                                                                      32,845
                                                                                                ------------
MISCELLANEOUS (5.5%)
   3M.........................................................................       108,800           7,915
   Berkshire Hathaway, Cl A*..................................................            41           3,669
   Berkshire Hathaway, Cl B*..................................................         1,631           4,782
                                                                                                ------------
                                                                                                      16,366
                                                                                                ------------
MISCELLANEOUS CONSUMER (10.8%)
   Dorel Industries, Cl B*....................................................       199,800           5,295
   Kimberly-Clark.............................................................        93,600           5,346
   Mattel*....................................................................       362,400           5,980
   Reckitt Benckiser#.........................................................       310,800          10,197
   Unilever ADR...............................................................       122,300           5,157
                                                                                                ------------
                                                                                                      31,975
                                                                                                ------------
RETAIL (12.3%)
   Autozone*..................................................................        65,300           6,383
   CVS........................................................................       325,900           9,047
   Dollar General.............................................................       292,693           4,946
   Lowe's.....................................................................       133,600           8,490
   RadioShack.................................................................       331,600           7,362
                                                                                                ------------
                                                                                                      36,228
                                                                                                ------------
SERVICES (4.3%)
   Ryder System...............................................................       219,700           9,821
   US Cellular*...............................................................        53,900           2,743
                                                                                                ------------
                                                                                                      12,564
                                                                                                ------------
TECHNOLOGY (5.5%)
   Amdocs Ltd.*...............................................................       237,500           7,648
   First Data.................................................................       189,850           8,562
                                                                                                ------------
                                                                                                      16,210
                                                                                                ------------
UTILITIES (0.3%)
   Florida Public Utilities...................................................        60,499             829
                                                                                                ------------




SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND

January 31, 2006                                                                                 (Unaudited)


                                                                                 Shares/Face
                                                                                   Amount            Value
                                                                                    (000)            (000)
------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK
  (Cost $179,754).............................................................                      $238,793
                                                                                                ------------

WARRANTS (0.0%)
   Washington Mutual*(A)......................................................        70,900               9
                                                                                                ------------
TOTAL WARRANTS
  (Cost $0)...................................................................                             9
                                                                                                ------------

CONVERTIBLE BONDS (0.1%)
   Thermo Electron, CV to 23.9006 Shares per 1,000
      3.250%, 11/01/07........................................................          $314             307
                                                                                                ------------
TOTAL CONVERTIBLE BONDS
  (Cost $314).................................................................                           307
                                                                                                ------------

CORPORATE OBLIGATIONS (7.8%)
   Ameritech Capital Funding
      9.100%, 06/01/16........................................................           700             827
   Aramark Services
      7.000%, 07/15/06........................................................           160             161
      7.000%, 05/01/07........................................................            10              10
      6.375%, 02/15/08........................................................           190             195
   Archstone-Smith Trust
      7.250%, 08/15/09........................................................           254             264
      6.875%, 02/15/08........................................................           305             309
   Avon Products
      4.200%, 07/15/18........................................................         1,000             873
   Barclays Bank MTN
      5.000%, 12/18/15........................................................           500             498
   Blyth
      7.900%, 10/01/09........................................................           100              97
      5.500%, 11/01/13........................................................           950             784
   Colgate-Palmolive MTN, Ser D
      7.840%, 05/15/07........................................................           235             244
   E.W. Scripps
      6.625%, 10/15/07........................................................           560             571
   First Data
      4.950%, 06/15/15........................................................         1,000             947




SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND

January 31, 2006                                                                                 (Unaudited)


                                                                                       Face
                                                                                      Amount           Value
                                                                                       (000)           (000)
------------------------------------------------------------------------------------------------------------

   Ford Motor Credit
      6.875%, 02/01/06........................................................          $800            $800
   General Electric Capital MTN
      5.000%, 12/15/12........................................................           450             434
   General Motors, Ser 91-A2
      8.950%, 07/02/09........................................................           140             113
   GTE, MBIA Insured
      6.460%, 04/15/08........................................................           600             614
   HRPT Properties Trust
      6.500%, 01/15/13........................................................           500             521
   Hudson United Bank
      3.500%, 05/13/08........................................................           270             261
   IDEX
      6.875%, 02/15/08........................................................         1,185           1,211
   Ingersoll-Rand Ltd.
      6.391%, 11/15/27........................................................           595             664
   Lubrizol
      5.875%, 12/01/08........................................................           245             249
   May Department Stores
      9.750%, 02/15/21........................................................           322             384
   McCormick MTN, Ser A
      6.240%, 02/01/06........................................................           250             250
   Midamerican Energy MTN
      6.375%, 06/15/06........................................................           100             100
   Mohawk Industries, Ser D
      7.200%, 04/15/12........................................................         1,400           1,482
   Procter & Gamble - ESOP, Ser A
      9.360%, 01/01/21........................................................         1,300           1,687
   Ryder System
      4.625%, 04/01/10........................................................         1,000             966
   Simon Property Group LP
      6.875%, 11/15/06........................................................           400             406
   Southwestern Bell Telephone MTN, Ser C
      6.970%, 08/07/06........................................................           500             505
   Thermo Electron
      7.625%, 10/30/08........................................................           500             529
   UST
      7.250%, 06/01/09........................................................           500             523
      6.625%, 07/15/12........................................................         1,000           1,047
   Wal-Mart Stores, Ser 94-B3
      8.800%, 12/30/14........................................................           500             611
   Wal-Mart Stores, Ser A-2
      8.850%, 01/02/15........................................................         1,000           1,205
   Weingarten Realty Investors MTN, Ser A
      6.107%, 07/15/13........................................................           700             729
   Whirlpool
      7.750%, 07/15/16........................................................         1,000           1,136




SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND

January 31, 2006                                                                                 (Unaudited)


                                                                                       Face
                                                                                      Amount           Value
                                                                                       (000)           (000)
------------------------------------------------------------------------------------------------------------

   Wilmington Trust
      6.625%, 05/01/08........................................................        $  755           $ 782
                                                                                                ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $23,515)..............................................................                        22,989
                                                                                                ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.6%)
   Federal Farm Credit Bank
      4.850%, 08/23/12........................................................           500             490
   Government Trust Certificate, Ser 95-A
      8.010%, 03/01/07........................................................            52              53
   Housing and Urban Development, Ser 99-A
      5.750%, 08/01/06........................................................           265             267
   NIH Neuroscience Center, Ser B
      6.680%, 02/15/09........................................................           430             438
   Private Export Funding, Ser G
      6.670%, 09/15/09........................................................           225             239
   Small Business Administration, Ser 96-F
      6.500%, 11/01/06........................................................            12              12
   Small Business Administration, Ser 97-L
      6.550%, 12/01/17........................................................           173             179
   Small Business Administration, Ser 98-D
      6.150%, 04/01/18........................................................           163             167
                                                                                                ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $1,832)...............................................................                         1,845
                                                                                                ------------

U.S. TREASURY OBLIGATIONS (5.0%)
  U.S. Treasury Bills (B)
      4.370%, 07/13/06........................................................         2,190           2,147
      4.256%, 06/15/06........................................................        10,852          10,677
      4.194%, 05/04/06........................................................           319             316
      4.184%, 05/18/06........................................................         1,593           1,573
      4.164%, 04/27/06........................................................           152             150
      3.876%, 03/30/06........................................................            32              32
                                                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $14,903)..............................................................                        14,895
                                                                                                ------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (1.6%)
   Federal Home Loan Mortgage Corporation, Ser 2899, Cl HB
      4.000%, 12/15/19........................................................         1,000             896
   Federal Home Loan Mortgage Corporation, Ser 3087, Cl VB
      5.500%, 08/15/18........................................................           368             364
   Federal National Mortgage Association
      5.500%, 01/01/09........................................................            37              37
      4.480%, 07/01/13........................................................         1,207           1,174




SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND

January 31, 2006                                                                                 (Unaudited)


                                                                                       Face
                                                                                      Amount           Value
                                                                                       (000)           (000)
------------------------------------------------------------------------------------------------------------

   Federal National Mortgage Association, Ser 14, Cl AT
      4.000%, 03/25/33........................................................         $ 122           $ 118
   Federal National Mortgage Association, Ser 15, Cl CB
      5.000%, 03/25/18........................................................           180             176
   Federal National Mortgage Association, Ser 120, Cl JB
      4.000%, 03/25/19........................................................           550             527
   Government National Mortgage Association, Ser 11, Cl QA
      3.600%, 01/20/29........................................................            67              66
   Government National Mortgage Association, Ser 58, Cl VA
      5.500%, 10/16/13........................................................           130             132
   Government National Mortgage Association, Ser 85, Cl TW
      5.500%, 07/20/20........................................................           200             195
   Government National Mortgage Association, Ser 98, Cl TD
      4.500%, 04/20/30........................................................         1,000             951
                                                                                                ------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
  (Cost $4,773)...............................................................                         4,636
                                                                                                ------------

RESIDENTIAL MORTGAGE OBLIGATIONS (1.3%)
   Chase Mortgage Finance Corporation, Ser 2005-S1, Cl 1A18
      5.500%, 05/25/35........................................................         1,124           1,095
   Citicorp Mortgage Securities, Ser 3, Cl A12
      5.250%, 05/25/34........................................................           806             770
   Countrywide Home Loans, Ser 32, Cl 2A2
      5.000%, 01/25/18........................................................           322             318
   Countrywide Home Loans, Ser J9, Cl 2A6
      5.500%, 01/25/35........................................................           467             450
   Credit Suisse First Boston Mortgage Securities Corporation, Ser CK1, Cl A3
      6.380%, 12/18/35........................................................           500             524
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
      3.000%, 09/25/32........................................................           106             103
   Wells Fargo Mortgage Backed Securities Trust, Ser 8, Cl A9
      4.500%, 08/25/18........................................................           500             474
                                                                                                ------------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
  (Cost $3,868)...............................................................                         3,734
                                                                                                ------------

COMMERCIAL MORTGAGE OBLIGATIONS (0.8%)
   Asset Securitization, Ser MD7, Cl A2 (C)
      7.365%, 01/13/30........................................................         1,000           1,022
   Bear Stearns Commercial Mortgage Securities, Ser Top 2, Cl A1
      6.080%, 02/15/35........................................................           223             225
   Credit Suisse First Boston Mortgage Securities Corporation, Ser 1, Cl 3A1
      5.250%, 02/25/35........................................................         1,000             970






SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND

January 31, 2006                                                                                 (Unaudited)


                                                                                       Face
                                                                                      Amount           Value
                                                                                       (000)           (000)
------------------------------------------------------------------------------------------------------------

   Morgan Stanley Dean Witter Capital, Ser Top 1, Cl A2
      6.320%, 02/15/33........................................................         $ 240           $ 243
                                                                                                ------------
TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
  (Cost $2,556)...............................................................                         2,460
                                                                                                ------------

EQUIPMENT TRUST OBLIGATIONS (1.3%)
   Burlington Northern and Santa Fe Railway, Ser 99-2
      7.570%, 01/02/21........................................................           555             635
   Continental Airlines, Ser 1, Cl G2
      6.563%, 02/15/12........................................................           900             946
   Continental Airlines, Ser 98-3
      6.320%, 11/01/08........................................................           100             100
   CSX Transportation, Ser 93-A
      6.400%, 03/15/06........................................................           500             501
   CSX Transportation, Ser 95-A
      7.730%, 03/15/09........................................................           500             537
   Union Pacific
      4.698%, 01/02/24........................................................           149             142
   Union Pacific Railroad, Ser 00-1
      8.000%, 01/10/21........................................................           953           1,115
                                                                                                ------------
TOTAL EQUIPMENT TRUST OBLIGATIONS
  (Cost $3,992)...............................................................                         3,976
                                                                                                ------------

OTHER ASSET-BACKED OBLIGATIONS (0.2%)
   Citibank Credit Card Master Trust I, Ser 2, Cl A
      6.050%, 01/15/10........................................................           480             491
                                                                                                ------------
TOTAL OTHER ASSET-BACKED OBLIGATIONS
  (Cost $472).................................................................                           491
                                                                                                ------------

TOTAL INVESTMENTS (99.7%)
  (Cost $235,979)+............................................................                      $294,135
                                                                                                ============
 PERCENTAGES ARE BASED ON NET ASSETS OF $294,912,775.

* NON-INCOME PRODUCING SECURITY.
# SECURITY TRADES PRIMARILY OUTSIDE OF NORTH AMERICA.
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND HAS NO STRIKE PRICE OR EXPIRATION DATE.
(B) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(C) VARIABLE RATE SECURITY -- RATE SHOWN IS THE RATE IN EFFECT AS OF JANUARY 31, 2006.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
CV -- CONVERTIBLE SECURITY

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

January 31, 2006                                                     (Unaudited)


ESOP -- EMPLOYEE STOCK OWNERSHIP PLAN
LP -- LIMITED PARTNERSHIP
LTD. -- LIMITED
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
MTN -- MEDIUM TERM NOTE
SER -- SERIES
+ AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $235,978,701, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $68,385,339 AND $(10,229,159), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FMC-QH-002-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           ----------------------
                                           James F. Volk
                                           President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           ----------------------
                                           James F. Volk
                                           President


Date: March 21, 2006

By (Signature and Title)*                  /s/ Michael Lawson
                                           -----------------------
                                           Michael Lawson
                                           Controller & Chief Financial Officer


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.